Loans and Allowance for Loan Losses - Credit Quality Indicators (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Credit Risk Profile by Internally Assigned Grade
Total Loans	$ 1,356,778	$ 1,210,455
Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	1,320,970	1,172,503
Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	23,970	16,110
Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	11,838	21,842
Residential 1-4 Family [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	350,758	332,432
Residential 1-4 Family [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	339,529	319,762
Residential 1-4 Family [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	7,681	9,460
Residential 1-4 Family [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	3,548	3,210
Multifamily [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	31,242	13,920
Multifamily [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	31,242	13,920
Commercial Real Estate [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	564,965	526,258
Commercial Real Estate [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	545,301	507,769
Commercial Real Estate [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	13,313	5,308
Commercial Real Estate [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	6,351	13,181
Construction [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	245,830	194,426
Construction [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	243,416	190,083
Construction [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	2,362	367
Construction [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	52	3,976
Farmland [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	30,236	22,771
Farmland [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	29,260	22,324
Farmland [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	57	64
Farmland [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	919	383
Second Mortgages [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	9,026	10,511
Second Mortgages [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	8,007	9,135
Second Mortgages [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	347	665
Second Mortgages [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	672	711
Equity Lines of Credit [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	41,496	34,185
Equity Lines of Credit [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	41,274	33,964
Equity Lines of Credit [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	176	174
Equity Lines of Credit [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	46	47
Mortgage and Commercial Loans [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	30,000	29,444
Mortgage and Commercial Loans [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	29,893	29,298
Mortgage and Commercial Loans [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	18	26
Mortgage and Commercial Loans [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	89	120
Agricultural, Installment and Other [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	53,225	46,508
Agricultural, Installment and Other [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	53,048	46,248
Agricultural, Installment and Other [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	16	46
Agricultural, Installment and Other [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	$ 161	$ 214